Leases - Future net minimum lease payments for capital leases and the present value of the net minimum lease payment (Details) $ in Millions	Dec. 31, 2021 USD ($)
Land And Building [Member]
Operating Leases
2022	$ 197
2023	164
2024	134
2025	109
2026	81
Thereafter	154
Total minimum lease payments	839
Difference between undiscounted cash flows and discounted cash flows	(59)
Present value of minimum lease payments	780
Finance Leases
2022	21
2023	21
2024	19
2025	18
2026	16
Thereafter	54
Total minimum lease payments	149
Difference between undiscounted cash flows and discounted cash flows	(28)
Present value of minimum lease payments	121
Machinery And Equipment [Member]
Operating Leases
2022	71
2023	39
2024	21
2025	9
2026	1
Thereafter	1
Total minimum lease payments	142
Difference between undiscounted cash flows and discounted cash flows	(3)
Present value of minimum lease payments	139
Finance Leases
2022	15
2023	12
2024	8
2025	5
2026	1
Thereafter	0
Total minimum lease payments	41
Difference between undiscounted cash flows and discounted cash flows	(1)
Present value of minimum lease payments	$ 40